Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax Expense [Abstract]
Summary of Income Tax Expense

Details of income tax expense were as follows:

	Year Ended December 31,
	2017	2016
	$000’s	$000’S
Current income tax expense	9,391	8,521
Current income tax expense (recovery) - prior year adjustment	21,923	(137)
Deferred income tax recovery relating to the origination and reversal of temporary differences	(3,568)	(4,386)
Deferred income tax (recovery) expense - prior year adjustment	(538)	2
Income tax expense	27,208	4,000

Summary of Effective Income Tax Rate Reconciliation

Income taxes reported differ from the amount computed by applying the statutory rates to earnings before income taxes. The reconciliation is as follows:

	Year Ended December 31,
	2017	2016
	$000’s	$000’s

Net earnings before income taxes	286,493	139,550
Canadian statutory tax rate	26.7%	26.9%
Statutory income taxes	76,494	37,539
Non-taxable income	(143)	(99)
Non-deductible expenses	3,590	4,710
Differences in effective income tax rates in foreign jurisdictions	(117,153)	(102,206)
Deferred tax assets not recognized	43,035	64,191
Adjustment in respect of prior years	21,385	(135)
Income tax expense	27,208	4,000

Schedule of Significant Components of the Corporation's Deferred Income Tax Balance

Significant components of the Corporation’s deferred income tax balance at December 31, 2017 and 2016 were as follows:

	Property & Equipment	Transaction Costs	Intangibles	Tax Losses	Other	Total
	$000’s	$000’s	$000’s	$000’s	$000’s	$000’s
At January 1, 2016	38	4,284	(19,112)	301	(5,987)	(20,476)
(Charged) / credited to net earnings	(10)	—	1,808	(174)	2,760	4,384
Reclassification	—	(4,284)	—	—	4,284	—
(Charged) / credited to other comprehensive income	(3)	—	—	12	(81)	(72)
Impairment	—	—	4	—	—	4
At December 31, 2016	25	—	(17,300)	139	976	(16,160)
Credited to net earnings	131	—	426	170	3,379	4,106
Reclassification	—	—	—	—	—	—
Credited to other comprehensive income	—	—	14	—	146	160
Charge direct to equity - share-based payment transactions	—	—	—	—	359	359
Acquisition of subsidiary	—	—	(72)	—	—	(72)
Foreign exchange on translation	—	—	253	(1)	(14)	238
At December 31, 2017	156	—	(16,679)	308	4,846	(11,369)

Schedule of Gross Temporary Differences

Deferred tax assets have not been recognized in respect of the items shown below.  The amounts shown are the gross temporary differences and to calculate the potential deferred asset it is necessary to multiply the amounts by the tax rates in each case.

	As at December 31,
	2017	2016
	$000’s	$000’S
Tax losses	1,293,846	687,620
Other temporary differences	19,567	34,150
Total deferred tax asset unrecognized	1,313,413	721,770